Net Interest Income	12 Months Ended
Dec. 31, 2021
Interest Revenue (Expense), Net [Abstract]
Net Interest Income
30. NET INTEREST INCOME

(1)	Interest income recognized is as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2019	2020	2021
Financial assets at FVTPL	50,619	48,612	45,803
Financial assets at FVTOCI	474,751	437,527	381,814
Financial assets at amortized cost
Loans and other financial assets at amortized cost
Interest on due from banks	141,330	53,586	46,600
Interest on loans	9,443,740	8,570,173	9,065,074
Interest of other receivables	29,990	30,967	30,538

Sub-total	9,615,060	8,654,726	9,142,212

Securities at amortized cost	436,340	382,988	324,920

Sub-total	10,051,400	9,037,714	9,467,132

Total	10,576,770	9,523,853	9,894,749

(2)	Details of interest expense recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2019	2020	2021
Interest on deposits due to customers	3,424,441	2,486,523	1,906,858
Interest on borrowings	383,213	269,985	219,994
Interest on debentures	777,322	722,551	727,093
Other interest expense	89,002	36,964	47,647
Interest on lease liabilities	9,086	9,318	7,436

Total	4,683,064	3,525,341	2,909,028